Invesco Global Equity Portfolio Investment Strategy - Invesco Global Equity Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Invesco Advisers, Inc. (“Invesco” or “Subadviser”), subadviser to the Portfolio, invests under normal circumstances at least 80% of the Portfolio’s net assets in equity securities (primarily common stock) of U.S. and foreign-based companies. Equity securities also include preferred stocks. The Portfolio may invest without limit in foreign securities and may invest in any country, including countries with emerging markets. The Portfolio does not limit its investments to companies in a particular capitalization range, but generally focuses its investments in mid- and large-cap companies. The Portfolio is not required to allocate its investments in any set percentages in any particular countries or geographic regions. However, the Portfolio generally emphasizes its investments in the United States, Europe, and Asia. The Portfolio normally will invest in at least three countries (one of which may be the United States). Typically, the Portfolio invests in a number of different countries. The Portfolio may purchase American Depositary Shares (ADS) as part of American Depositary Receipt (ADR) issuances, which are negotiable certificates issued by a U.S. bank representing a specified number of shares in a foreign stock traded on a U.S. exchange. Stock Selection Invesco primarily looks for quality companies, regardless of domicile, that have sustainable growth. Invesco’s investment approach combines a thematic approach to idea generation with bottom-up, fundamental company analysis. Invesco seeks to identify secular changes in the world and looks for pockets of durable change that it believes will drive global growth for the next decade. These large scale structural themes are referred to collectively as MANTRA®: Mass Affluence, New Technology, Restructuring, and Aging. Invesco does not target a fixed allocation with regard to any particular theme, and may choose to focus on various sub-themes within each theme. Within each sub-theme, Invesco employs fundamental company analysis to select investments for the Portfolio’s investment portfolio. The economic characteristics Invesco seeks include a combination of high return on invested capital, good cash flow characteristics, high barriers to entry, dominant market share, a strong competitive position, talented management, and balance sheet strength that Invesco believes will enable the company to fund its own growth. These criteria may vary. Invesco also considers how industry dynamics, market trends and general economic conditions may affect a company’s earnings outlook. Invesco has a long-term investment horizon of typically three to five years. Invesco also has a contrarian buy discipline; it buys high quality companies that fit its investment criteria when Invesco believes their valuations underestimate their long-term earnings potential. For example, a company’s stock price may dislocate from its fundamental outlook due to a short-term earnings glitch or negative, short-term market sentiment, which can give rise to an investment opportunity. Invesco monitors individual issuers for changes in earnings potential or other effects of changing market conditions that may trigger a decision to sell a security, but do not require a decision to do so.